Document and Entity Information	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Aug. 12, 2014
Document and Entity Information:
Entity Registrant Name	Growblox Sciences, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001165320
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding			32,473,282
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Date of Incorporation	Apr. 04, 2001	Apr. 04, 2001